Cash and cash equivalents	6 Months Ended
Jun. 30, 2022
Cash and cash equivalents
Cash and cash equivalents

6. Cash and cash equivalents

	June 30, 2022	December 31, 2021
Cash at bank and on hand	8,812,858	20,484,836
Total cash and cash equivalents	8,812,858	20,484,836

Split by currency:

	June 30, 2022	December 31, 2021
CHF	86.65%	44.33%
USD	10.46%	54.47%
EUR	2.33%	0.58%
GBP	0.56%	0.62%
Total	100.00%	100.00%

The Group pays interests on CHF cash and cash equivalents and earns interests on USD cash and cash equivalents. The Group invests its cash balances into a variety of current and deposit accounts mainly with Swiss banks.

All cash and cash equivalents were held either at banks or on hand as of June 30, 2022 and December 31, 2021.